Notes Receivable - Related Party (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 27, 2018	Jul. 09, 2018	Sep. 07, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt principal amount				$ 1,250,000		$ 1,250,000
Debt instrument interest rate			5.00%
Proceeds from related party debt			$ 250,000
Interest earned				$ 11,762		11,960		$ 789
Loan Agreement [Member]
Interest earned						8,351
Loan Agreement [Member] | Ryde Holding Inc. [Member]
Debt principal amount	$ 500,000	$ 750,000
Debt instrument interest rate	12.00%	2.00%
Default rate of interest	18.00%	10.00%
Debt instrument, description	This loan is unsecured, will mature on the earlier of eight (8) months from the date of issuance or the closing by Ryde of a minimum of $4,250,000 in financings, in the aggregate, whether through the sale of KodakCoins, equity, or otherwise and will bear interest at the rate of 12% interest per annum.	The principal amount of the loan, any accrued and unpaid interest thereon, and any other amounts owing under the loan maters on the earlier of (i) March 9, 2019 and (ii) the closing by Ryde of a minimum of $3,000,000 in financings, in the aggregate, whether through the sale of KodakCoins, equity or otherwise.
Proceeds from related party debt	$ 4,250,000	$ 3,000,000
Interest earned						$ 3,411